Consolidated Statement of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Activities:
Profit before tax	¥ 1,118,976	¥ 880,352	¥ 1,325,700
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(274,371)	(112,008)	(235,415)
Foreign exchange losses	16,612	241,570	556,073
Provision for loan losses	126,623	141,457	118,750
Depreciation and amortization	310,179	301,638	255,971
Share of post-tax profit of associates and joint ventures	(49,323)	(29,318)	(31,056)
Net changes in assets and liabilities:
Net increase of term deposits with original maturities over three months	(210,821)	(57,503)	(11,071)
Net (increase) decrease of call loans and bills bought	4,436	(640,331)	(18,233)
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	372,563	(698,940)	(1,040,858)
Net (increase) decrease of loans and advances	354,622	(6,267,726)	(2,258,824)
Net change of trading assets and liabilities and derivative financial instruments	283,731	(250,579)	(837,291)
Net increase of deposits	5,881,032	4,505,200	8,230,157
Net increase (decrease) of call money and bills sold	(778,412)	911,525	(4,615,144)
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	2,735,586	2,610,655	(1,974,347)
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	991,110	2,437,331	(1,499,201)
Income taxes paid-net	(105,880)	(337,299)	(297,767)
Other operating activities-net	395,318	104,575	420,231
Net cash and cash equivalents provided by (used in) operating activities	11,171,981	3,740,599	(1,912,325)
Investing Activities:
Purchases of financial assets at fair value through profit or loss and available-for-sale financial assets	(22,488,127)	(19,640,194)	(25,968,442)
Proceeds from sale of financial assets at fair value through profit or loss and available-for-sale financial assets	13,384,847	13,460,988	22,597,455
Proceeds from maturities of financial assets at fair value through profit or loss and available-for-sale financial assets	6,265,527	6,604,279	6,072,497
Purchases of held-to-maturity investments	(2,001)		(266,243)
Proceeds from maturities of held-to-maturity investments	792,358	1,093,887	1,394,921
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	(160,862)	(199,356)	2,249,594
Investments in associates and joint ventures	(7,744)	(16,494)	(62,334)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	(852,179)
Proceeds from sale of investments in associates and joint ventures	19,415	14,696	762
Purchases of property, plant and equipment, and investment properties	(710,838)	(491,444)	(529,151)
Purchases of intangible assets	(136,100)	(145,001)	(158,888)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets	302,027	169,027	148,650
Other investing activities-net		1,192	6,697
Net cash and cash equivalents provided by (used in) investing activities	(3,593,677)	851,580	5,485,518
Financing Activities:
Proceeds from issuance of subordinated borrowings			18,000
Redemption of subordinated borrowings	(10,000)	(11,000)	(40,262)
Proceeds from issuance of subordinated bonds	104,866	244,315	276,949
Redemption of subordinated bonds	(180,034)	(371,640)	(186,785)
Redemption of preferred securities	(135,000)	(86,887)	(142,000)
Proceeds from issuance of other equity instruments	149,916	149,887	299,895
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(218,569)	(205,078)	(211,952)
Dividends paid to non-controlling interest shareholders	(62,529)	(65,860)	(76,744)
Coupons paid to other equity instruments holders	(9,722)	(7,929)	(2,773)
Purchase of treasury stock and proceeds from sale of treasury stock-net	379	179,657	(137)
Purchase of other equity instruments and proceeds from sale of other equity instruments-net	(103)	(102)
Transactions with non-controlling interest shareholders-net	(6)	386	156
Net cash and cash equivalents provided by financing activities	(360,802)	(174,251)	(65,653)
Effect of exchange rate changes on cash and cash equivalents	(45,865)	(300,075)	(489,331)
Net increase of cash and cash equivalents	7,171,637	4,117,853	3,018,209
Cash and cash equivalents at beginning of period	46,244,819	42,126,966	39,108,757
Cash and cash equivalents at end of period	53,416,456	46,244,819	42,126,966
Net cash and cash equivalents provided by (used in) operating activities includes:
Interest and dividends received	2,249,000	2,025,371	1,996,686
Interest paid	¥ 711,432	¥ 484,362	¥ 421,765